SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 12 – SUBSEQUENT EVENTS

On July 7, 2016, in connection with the closing of the Merger, all of the Company's current directors, with the exception of Mr. Mirman and Mr. Pawelek, received a restricted stock grant pursuant to the Company's 2016 Plan, resulting in the issuance of 1,570,500 shares, which vest in equal installments with one-third vesting immediately and two-thirds on each anniversary of the grant. Additionally, on July 25, 2016, the Board reassessed non-employee director compensation under the 2016 Plan and determined to maintain the current compensation package granted to each non-employee director pursuant to the 2016 Plan that was in effect under the prior plan, with adjustments to the share amounts to reflect the Reverse Split, pursuant to which, 10,000 shares of restricted Common Stock and options to purchase 45,000 shares of Common Stock were granted to a new non-employee director on that date.

On July 25, 2016, the Company entered into a security and control agreement and related mortgages pursuant to which the Company granted Independent Bank a senior security interest in substantially all of its assets as additional security for repayment of the Loan, pursuant to the terms of the Fourth Amendment to the Forbearance Agreement.

On August 3, 2016, the Company entered into the first amendment to the Notes with the remaining holders of approximately $1.8 million of Convertible Notes.  Pursuant to the first amendment: (i) the maturity date was changed to January 2, 2017, (ii) the conversion price was adjusted to $1.10 and (iii) the coupon was increased to 15% per annum. All accrued and unpaid interest on the Convertible Notes may also be convertible in certain circumstances at the conversion price. Additionally, if the aggregate principal amount outstanding on the Convertible Notes is not either converted by the holder or repaid in full on or before the maturity date, the Company will pay a 25% premium on the maturity date. In exchange for the holders’ willingness to enter into the first amendment, the Company issued to the holders warrants to purchase up to approximately 1.7 million shares of Common Stock. The warrants have an exercise price of $2.50 per share, and are immediately exercisable from the issuance date for a period of three years, subject to certain circumstances.

On September 29, 2016, we entered into a credit and guaranty agreement (the “Credit and Guarantee Agreement”) by and among us, Brushy, ImPetro Operating, LLC (“Operating”) and ImPetro Resources, LLC (“Resources”, and together with Brushy and Operating, the “Initial Guarantors”), and the lenders party thereto (each a “Lender” and together, the “Lenders”) and TRW acting as collateral agent. In connection with the Company’s entry into the Credit and Guarantee Agreement, the remaining holders of the Notes converted the outstanding principal amount of approximately $1.8 million and accrued and unpaid interest in an amount of approximately $138,000 into 1,772,456 shares of the Company’s common stock.

 The Credit and Guarantee Agreement provides for a three-year senior secured term loan with initial commitments for $31,000,000 in aggregate principal amount, of which we received $25,000,000 as of the closing date. The initial aggregate principal amount may be increased to a maximum principal amount of $50,000,000 at the Company’s request and with the consent of the Lenders holding loans in excess of 60% of the then outstanding loans pursuant to an accordion advance provision in the Credit and Guarantee Agreement (the “Term Loan”).

A portion of the proceeds of the Term Loan to repay the balance of Brushy’s outstanding indebtedness with Independent Bank, resulting in the elimination of approximately $5.4 million in senior secured debt, including accrued interest, fees and expenses, and the extinguishment of Independent Bank’s security interest in the assets of the Initial Guarantors and of our guaranty to Independent Bank in full.

Additionally, the Company paid advisory fees to KES 7 and TRW in an amount of $420,000 and $80,000, respectively and a commitment fee to each of the Lenders equal to 2.0% of their respective initial loan advances. As partial consideration, the Company also amended certain warrants issued in the June 2016 Series B private placement held by the Lenders to purchase up to an aggregate amount of approximately 2,850,000 shares of common stock such that the exercise price per share was lowered from $2.50 to $0.01 on such warrants. The number of warrants amended for each Lender was based on the amount of each Lender’s respective participation in the initial Term Loan relative to the amount invested in the June 2016 Series B private placement. All of the amended warrants are immediately exercisable from the original issuance date, for a period of two years, subject to certain conditions.

NOTE 13 SUBSEQUENT EVENTS

Convertible Notes

In January, 2016, the Company issued an additional $800,000 in Convertible Notes. The aggregate principal amount of Convertible Notes issued from December 29, 2015 through January 5, 2016, was $3.75 million.

Additionally, on March 18, 2016, the Company issued an additional aggregate principal amount of $500,000 of Convertible Notes, which have the same terms and conditions as the Convertible Notes with the exception of the maturity date, which is April 1, 2017. The proceeds were used to make advances to Brushy for payment of operating expenses pending completion of the Merger. If the Merger is not completed, these amounts are subject to repayment by Brushy.

Director Fees.

In connection with certain of the non-employee director appointment anniversaries and quarterly Board fees pursuant to each non-employee director award agreement, the Company issued an additional 130,834 shares of restricted stock subsequent to year end.